PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)

Common Stocks – 98.3% of Net Assets
	Belgium – 1.1%
152,131	KBC Group NV	$10,453,037

	Denmark – 9.8%
304,156	Novo Nordisk AS, Class B	48,306,439
253,406	Orsted AS, 144A	21,607,408
763,015	Vestas Wind Systems AS	22,237,622

		92,151,469

	France – 2.4%
532,804	Credit Agricole SA	6,010,667
92,436	EssilorLuxottica SA	16,668,315

		22,678,982

	Germany – 5.7%
220,000	Mercedes-Benz Group AG, (Registered)	16,918,606
108,420	SAP SE	13,690,244
207,861	Symrise AG	22,620,247

		53,229,097

	Hong Kong – 2.5%
2,277,512	AIA Group Ltd.	23,885,077

	Japan – 5.2%
846,985	Sekisui House Ltd.	17,262,599
610,930	Takeda Pharmaceutical Co. Ltd.	20,065,104
445,900	Terumo Corp.	12,059,503

		49,387,206

	Netherlands – 4.2%
13,218	Adyen NV, 144A(a)	21,061,929
26,537	ASML Holding NV	18,083,585

		39,145,514

	Spain – 3.4%
2,549,198	Iberdrola SA	31,757,393

	Taiwan – 2.6%
262,136	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24,383,891

	United Kingdom – 2.5%
4,411,426	Legal & General Group PLC	13,047,250
193,474	Unilever PLC	10,015,342

		23,062,592

	United States – 58.9%
84,132	Adobe, Inc.(a)	32,421,949
73,365	AGCO Corp.	9,918,948
90,281	American Water Works Co., Inc.	13,225,264
265,166	Aptiv PLC(a)	29,748,974
191,679	Ball Corp.	10,563,430

Shares	Description	Value (†)

Common Stocks – continued
	United States – continued
74,015	Bright Horizons Family Solutions, Inc.(a)	$5,698,415
87,036	Danaher Corp.	21,936,553
874,528	eBay, Inc.	38,802,807
191,910	Ecolab, Inc.	31,766,862
85,959	Edwards Lifesciences Corp.(a)	7,111,388
67,515	Eli Lilly & Co.	23,186,001
42,278	Estee Lauder Cos., Inc., Class A	10,419,836
39,376	Intuitive Surgical, Inc.(a)	10,059,387
119,174	Mastercard, Inc., Class A	43,309,023
161,026	Microsoft Corp.	46,423,796
277,443	NextEra Energy, Inc.	21,385,306
169,615	NVIDIA Corp.	47,113,959
68,881	Roper Technologies, Inc.	30,355,168
279,346	Sunrun, Inc.(a)	5,628,822
78,736	Thermo Fisher Scientific, Inc.	45,381,068
294,748	Verizon Communications, Inc.	11,462,750
121,232	Visa, Inc., Class A	27,332,967
69,679	Watts Water Technologies, Inc., Class A	11,728,369
185,609	Xylem, Inc.	19,433,262

		554,414,304

	Total Common Stocks (Identified Cost $944,266,125)	924,548,562

Principal Amount

Short-Term Investments – 1.3%
$11,912,087	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $11,914,171 on 4/03/2023 collateralized by $11,889,900 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at $12,150,367 including accrued interest(b) (Identified Cost $11,912,087)	11,912,087

	Total Investments – 99.6% (Identified Cost $956,178,212)	936,460,649
	Other assets less liabilities – 0.4%	4,143,339

	Net Assets – 100.0%	$940,603,988

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $42,669,337 or 4.5% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$10,453,037	$—	$10,453,037
Denmark	—	92,151,469	—	92,151,469
France	—	22,678,982	—	22,678,982
Germany	—	53,229,097	—	53,229,097
Hong Kong	—	23,885,077	—	23,885,077
Japan	—	49,387,206	—	49,387,206
Netherlands	—	39,145,514	—	39,145,514
Spain	—	31,757,393	—	31,757,393
United Kingdom	—	23,062,592	—	23,062,592
All Other Common Stocks*	578,798,195	—	—	578,798,195

Total Common Stocks	578,798,195	345,750,367	—	924,548,562

Short-Term Investments	—	11,912,087	—	11,912,087

Total	$578,798,195	$357,662,454	$—	$936,460,649

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2023 (Unaudited)

Software	13.0%
Financial Services	9.8
Pharmaceuticals	9.7
Semiconductors & Semiconductor Equipment	9.5
Electric Utilities	8.0
Life Sciences Tools & Services	7.1
Chemicals	5.8
Health Care Equipment & Supplies	5.0
Machinery	4.4
Broadline Retail	4.1
Insurance	3.9
Automobile Components	3.2
Electrical Equipment	3.0
Personal Care Products	2.2
Other Investments, less than 2% each	9.6
Short-Term Investments	1.3

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

Currency Exposure Summary at March 31, 2023 (Unaudited)

United States Dollar	62.8%
Euro	17.9
Danish Krone	9.8
Japanese Yen	5.2
Hong Kong Dollar	2.5
British Pound	1.4

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%